Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 038
EBP, Description of Plan [Line Items]
Schedule of Contribution Vesting	Vesting for matching and non-matching Company contributions generally is as follows:

Years of Service	Vested Interest
Less than 1 year	None
1 year but fewer than 2	20%
2 years but fewer than 3	40%
3 years but fewer than 4	60%
4 years but fewer than 5	80%
5 years or more	100%